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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      EnTrust Capital Inc.
           -----------------------------
Address:   650 Madison Avenue
           -----------------------------
           New York, NY 10022
           -----------------------------


Form 13F File Number:  28-6444
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard I. Ellenbogen
           --------------------------------
Title:     Vice President & General Counsel
           --------------------------------
Phone:     212.888.5209
           --------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                    5/15/00
---------------------------    -------------------------------       ------
(Signature)                         (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            --------------                  ------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              77
                                            ------------------

Form 13F Information Table Value Total:    $     1,084,602
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                               ENTRUST CAPITAL INC
NAME OF ISSUER                    TITLE OF CLASS         CUSIP     MARKET VALUE SHARES/PRN AMTSH/PRN PUT   INVESTMENT
                                                                   * 1000                           /CALL  Discretion
AMC ENTERTAINMENT INC             COMMON STOCK           001669100        3971       784489 SH            SHARED-OTHER
AT&T CORP                         COMMON STOCK           001957109         366         6495 SH            SHARED-OTHER
AT&T CORP LIBERTY MEDIA GROUP     COMMON STOCK           001957208      153017      2579849 SH            SHARED-OTHER
AMERICAN STANDARD COMPANIES       COMMON STOCK           029712106       18845       509333 SH            SHARED-OTHER
ASPECT COMMUNICATIONS CORP        COMMON STOCK           04523Q102       69488      1874900 SH            SHARED-OTHER
ASPEON INC                        COMMON STOCK           045354107        1761        86975 SH            SHARED-OTHER
ASSOCIATES FIRST CAPITAL CORP     COMMON STOCK           046008108         267        12484 SH            SHARED-OTHER
AUTOMATIC DATA PROCESSING INC     COMMON STOCK           053015103         246         5100 SH            SHARED-OTHER
AUTOZONE INC                      COMMON STOCK           053332102         236         8500 SH            SHARED-OTHER
AZTEC TECHNOLOGY PARTNERS INC     COMMON STOCK           05480L101         382        47900 SH            SHARED-OTHER
BEA SYSTEMS INC                   COMMON STOCK           073325102       22890       311964 SH            SHARED-OTHER
BERKSHIRE HATHAWAY INC-DEL        COMMON STOCK           084670108        7150          125 SH            SHARED-OTHER
BERKSHIRE HATHAWAY INC-DEL        COMMON STOCK           084670207         202          111 SH            SHARED-OTHER
BORDEN CHEMICALS & PLASTICS LP    COMMON STOCK           099541203         129        29000 SH            SHARED-OTHER
***BRITISH TELECOMMUNICATIONS     COMMON STOCK           111021408         282         1500 SH            SHARED-OTHER
BUCKEYE PARTNERS L P              COMMON STOCK           118230101         260        10000 SH            SHARED-OTHER
CVS CORP                          COMMON STOCK           126650100         244         6500 SH            SHARED-OTHER
CABLETRON SYSTEMS INC             COMMON STOCK           126920107       51798      1767085 SH            SHARED-OTHER
CHASE MANHATTAN CORP NEW          COMMON STOCK           16161A108         310         3560 SH            SHARED-OTHER
CISCO SYSTEMS INC                 COMMON STOCK           17275R102         271         3500 SH            SHARED-OTHER
CITIGROUP INC                     COMMON STOCK           172967101       83954      1402157 SH            SHARED-OTHER
COCA-COLA CO                      COMMON STOCK           191216100         895        19070 SH            SHARED-OTHER
CRESTLINE CAPITAL CORP            COMMON STOCK           226153104         994        57000 SH            SHARED-OTHER
DELL COMPUTER CORP                COMMON STOCK           247025109         286         5300 SH            SHARED-OTHER
WALT DISNEY CO HOLDING CO         COMMON STOCK           254687106       20071       486572 SH            SHARED-OTHER
DOLLAR GENERAL CORP               COMMON STOCK           256669102         403        15000 SH            SHARED-OTHER
EMC CORP-MASS                     COMMON STOCK           268648102         428         3400 SH            SHARED-OTHER
ESC MEDICAL SYSTEMS LTD           CONVERTIBLE BONDS      269025AB8         572       700000 PRN           SHARED-OTHER
ENCOMPASS SERVICES CORP           COMMON STOCK           29255U104         232        40375 SH            SHARED-OTHER
EPICOR SOFTWARE CORP              COMMON STOCK           29426L108       25747      3029093 SH            SHARED-OTHER
FREDDIE MAC-VOTING COMMON         COMMON STOCK           313400301        1167        26400 SH            SHARED-OTHER
FANNIE MAE                        COMMON STOCK           313586109       42652       754063 SH            SHARED-OTHER
FINOVA GROUP INC                  COMMON STOCK           317928109       13526       804497 SH            SHARED-OTHER
FINOVA FINANCE TRUST-TRUST        PREFERRED STOCK        31808E207         211         6400 SH            SHARED-OTHER
FORD MOTOR CO                     COMMON STOCK           345370100         647        14076 SH            SHARED-OTHER
GT GROUP TELECOM INC              COMMON STOCK           362359408        1036        49635 SH            SHARED-OTHER
GAP INC                           COMMON STOCK           364760108         205         4115 SH            SHARED-OTHER
GENERAL ELECTRIC CO               COMMON STOCK           369604103         486         3125 SH            SHARED-OTHER
GENESCO INC                       COMMON STOCK           371532102       16413      1250500 SH            SHARED-OTHER
GOLDEN STATE BANCORP INC          COMMON STOCK           381197102       32642      2185239 SH            SHARED-OTHER
GOLDMAN SACHS GROUP INC           COMMON STOCK           38141G104         621         5900 SH            SHARED-OTHER
IMMUNEX CORP NEW                  COMMON STOCK           452528102         495         7800 SH            SHARED-OTHER
INTEL CORP                        COMMON STOCK           458140100         325         2460 SH            SHARED-OTHER
INTERNATIONAL BUSINESS            COMMON STOCK           459200101         212         1800 SH            SHARED-OTHER
ION NETWORKS INC                  COMMON STOCK           46205P100       22878       680390 SH            SHARED-OTHER
JOHNSON & JOHNSON                 COMMON STOCK           478160104         495         7050 SH            SHARED-OTHER
KINDER MORGAN ENERGY PARTNERS     COMMON STOCK           494550106         386         9730 SH            SHARED-OTHER
LEHMAN BROTHERS HOLDINGS INC      COMMON STOCK           524908100         209         2155 SH            SHARED-OTHER
MBNA CORP                         COMMON STOCK           55262L100       58619      2298799 SH            SHARED-OTHER
MCI WORLDCOM INC                  COMMON STOCK           55268B106         360         7935 SH            SHARED-OTHER
MCDONALDS CORP                    COMMON STOCK           580135101         254         6800 SH            SHARED-OTHER
MEDIAONE GROUP INC                COMMON STOCK           58440J104         275         3400 SH            SHARED-OTHER
MEDICAL CARE INTL INC SUB DEB     CONVERTIBLE BONDS      584505AC5         301       350000 PRN           SHARED-OTHER
MERCK & CO INC                    COMMON STOCK           589331107         913        14700 SH            SHARED-OTHER
MERRILL LYNCH & CO INC            COMMON STOCK           590188108        1775        16907 SH            SHARED-OTHER
MICROSOFT CORP                    COMMON STOCK           594918104        1259        11850 SH            SHARED-OTHER
MORGAN STANLEY DEAN WITTER        COMMON STOCK           617446448         955        11520 SH            SHARED-OTHER
PARAMETRIC TECHNOLOGY CORP        COMMON STOCK           699173100       31074      1475308 SH            SHARED-OTHER
PFIZER INC                        COMMON STOCK           717081103         358         9800 SH            SHARED-OTHER
REGIS CORP-MINN                   COMMON STOCK           758932107       21926      1480217 SH            SHARED-OTHER
ROHN INDUSTRIES INC               COMMON STOCK           775381106         186        57100 SH            SHARED-OTHER
***SHAW COMMUNICATIONS INC        FOREIGN COMMON STOCK   82028K200       84681      3143621 SH            SHARED-OTHER
STARWOOD HOTELS & RESORTS         COMMON STOCK           85590A203       56093      2178374 SH            SHARED-OTHER
STRYKER CORP                      COMMON STOCK           863667101         279         4000 SH            SHARED-OTHER
SUIZA FOODS CORP                  COMMON STOCK           865077101         720        17900 SH            SHARED-OTHER
***TELECOMUNICACOES BRASILEI-     COMMON STOCK           879287100           5       153010 SH            SHARED-OTHER
***TELECOMINICAOES BRASILEIRAS    COMMON STOCK           879287308       20366       136230 SH            SHARED-OTHER
TELEPHONE & DATA SYSTEMS INC      COMMON STOCK           879433100       32038       288632 SH            SHARED-OTHER
TELESPECTRUM WORLDWIDE INC        COMMON STOCK           87951U109         102        14500 SH            SHARED-OTHER
TOTAL RENAL CARE HOLDINGS INC     COMMON STOCK           89151A107          31        10000 SH            SHARED-OTHER
***VODAFONE AIRTOUCH PLC          COMMON STOCK           92857T107       66835      1202875 SH            SHARED-OTHER
WAL-MART STORES INC               COMMON STOCK           931142103         280         4960 SH            SHARED-OTHER
WARNER-LAMBERT CO                 COMMON STOCK           934488107         254         2600 SH            SHARED-OTHER
WESTERN WIRELESS CORP-CL A        COMMON STOCK           95988E204         543        11842 SH            SHARED-OTHER
JOHN WILEY & SONS INC CL A        COMMON STOCK           968223206        9294       516350 SH            SHARED-OTHER
***SBS BROADCASTING SA            FOREIGN COMMON STOCK   L8137F102       94121      1530420 SH            SHARED-OTHER
***ESC MEDICAL SYSTEMS LTD-ORD    FOREIGN COMMON STOCK   M40868107         279        24000 SH            SHARED-OTHER
ENCOMPASS SERVICES CORP           COMMON STOCK           29255U104         121        21000       CALL    SHARED-OTHER
                                                                       1084602                            No. of Other Manager0

Table continued...

NAME OF ISSUER                       MANAGERS SOLE    SHARED   NONE

AMC ENTERTAINMENT INC                                586244  198245
AT&T CORP                                              6495
AT&T CORP LIBERTY MEDIA GROUP                       1957324  622525
AMERICAN STANDARD COMPANIES                          377050  132283
ASPECT COMMUNICATIONS CORP                          1458640  416260
ASPEON INC                                            81275    5700
ASSOCIATES FIRST CAPITAL CORP                         12484
AUTOMATIC DATA PROCESSING INC                          5100
AUTOZONE INC                                           8500
AZTEC TECHNOLOGY PARTNERS INC                         47900
BEA SYSTEMS INC                                      296964   15000
BERKSHIRE HATHAWAY INC-DEL                               85      40
BERKSHIRE HATHAWAY INC-DEL                               57      54
BORDEN CHEMICALS & PLASTICS LP                        29000
***BRITISH TELECOMMUNICATIONS                          1500
BUCKEYE PARTNERS L P                                  10000
CVS CORP                                               6500
CABLETRON SYSTEMS INC                               1368260  398825
CHASE MANHATTAN CORP NEW                               3560
CISCO SYSTEMS INC                                      3500
CITIGROUP INC                                       1048838  353319
COCA-COLA CO                                          19070
CRESTLINE CAPITAL CORP                                54700    2300
DELL COMPUTER CORP                                     5300
WALT DISNEY CO HOLDING CO                            345452  141120
DOLLAR GENERAL CORP                                   15000
EMC CORP-MASS                                          3400
ESC MEDICAL SYSTEMS LTD                              700000
ENCOMPASS SERVICES CORP                               40375
EPICOR SOFTWARE CORP                                2475833  553260
FREDDIE MAC-VOTING COMMON                             26400
FANNIE MAE                                           593093  160970
FINOVA GROUP INC                                     612447  192050
FINOVA FINANCE TRUST-TRUST                             6400
FORD MOTOR CO                                         14076
GT GROUP TELECOM INC                                  36460   13175
GAP INC                                                4115
GENERAL ELECTRIC CO                                    3125
GENESCO INC                                          963030  287470
GOLDEN STATE BANCORP INC                            1694217  491022
GOLDMAN SACHS GROUP INC                                5100     800
IMMUNEX CORP NEW                                       7800
INTEL CORP                                             2460
INTERNATIONAL BUSINESS                                 1800
ION NETWORKS INC                                     626390   54000
JOHNSON & JOHNSON                                      7050
KINDER MORGAN ENERGY PARTNERS                          9730
LEHMAN BROTHERS HOLDINGS INC                           2130      25
MBNA CORP                                           1816183  482616
MCI WORLDCOM INC                                       7935
MCDONALDS CORP                                         6800
MEDIAONE GROUP INC                                     3400
MEDICAL CARE INTL INC SUB DEB                        350000
MERCK & CO INC                                         6100    8600
MERRILL LYNCH & CO INC                                16132     775
MICROSOFT CORP                                         5350    6500
MORGAN STANLEY DEAN WITTER                            11000     520
PARAMETRIC TECHNOLOGY CORP                          1113738  361570
PFIZER INC                                             9800
REGIS CORP-MINN                                     1108251  371966
ROHN INDUSTRIES INC                                   57100
***SHAW COMMUNICATIONS INC                          2364071  779550
STARWOOD HOTELS & RESORTS                           1657154  521220
STRYKER CORP                                           4000
SUIZA FOODS CORP                                      15900    2000
***TELECOMUNICACOES BRASILEI-                        107660   45350
***TELECOMINICAOES BRASILEIRAS                       101753   34477
TELEPHONE & DATA SYSTEMS INC                         221567   67065
TELESPECTRUM WORLDWIDE INC                            14500
TOTAL RENAL CARE HOLDINGS INC                         10000
***VODAFONE AIRTOUCH PLC                             929387  273488
WAL-MART STORES INC                                    4960
WARNER-LAMBERT CO                                      2600
WESTERN WIRELESS CORP-CL A                              631   11211
JOHN WILEY & SONS INC CL A                           452925   63425
***SBS BROADCASTING SA                              1205972  324448
***ESC MEDICAL SYSTEMS LTD-ORD                        24000
ENCOMPASS SERVICES CORP                               21000